REVENUE - Additional Information (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Revenue from Contract with Customer [Abstract]
Company recognized revenue included in the contract liabilities	$ 0	$ 7,000	$ 0	$ 30,400	$ 30,400	$ 32,500